Consolidated Statements of Operations (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Share-based compensation	¥ 162,745	¥ 192,572	¥ 267,101
Cost Of Revenues [Member]
Share-based compensation	8,406	7,643	6,307
Research And Development [Member]
Share-based compensation	41,998	43,526	64,561
Sales And Marketing [Member]
Share-based compensation	15,874	19,520	29,066
General And Administrative [Member]
Share-based compensation	¥ 96,467	¥ 121,883	¥ 167,167